Income Taxes - Reconciliation of Statutory Federal Tax Rate to Effective Income Tax Rate (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory tax rate			34.00%	34.00%	34.00%
Earnings excluded from federal income tax			(14.00%)	(10.00%)	(8.00%)
State income taxes, net of federal income tax benefit			29.00%	7.00%	11.00%
Nondeductible expenses from investment in partnership			4.00%	(13.00%)	3.00%
Other			3.00%	(1.00%)	0.00%
Effective income tax rate	39.00%	32.00%	56.00%	17.00%	40.00%